Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Profit after tax	$ 116,769	$ 105,433	$ 86,436
Adjustments to reconcile profit after tax to net cash generated from operating activities:
Depreciation and amortization	62,873	36,117	35,459
Impairment of goodwill	4,085
Share-based compensation expense	37,520	30,305	30,565
Amortization of debt issue cost	231	360	488
Allowances for expected credit losses ("ECL")	712	659	(499)
Unrealized exchange loss/(gain), net	44	(2,441)	2,663
Income tax expense	27,183	25,719	15,431
Interest expense	16,780	2,844	3,778
Interest income	(3,840)	(2,556)	(3,693)
Income from marketable securities	(7,547)	(7,979)	(3,570)
Unrealized gain on investments			(3)
Income from funds held in escrow			(239)
Reversal of contingent consideration in relation to acquisition of HealthHelp			(1,324)
(Gain)/loss on sale of property and equipment	(23)	25	(325)
Deferred rent	(2)	1,578	1,289
Excess tax benefit from share-based compensation expense	(998)	(1,260)	(685)
Unrealized loss/(gain) on derivative instruments	4,110	(372)	5,283
Changes in operating assets and liabilities:
Trade receivables and unbilled revenue	(13,483)	(14,822)	(16,413)
Other assets	(24,154)	(17,340)	(4,196)
Trade payables	13,876	(585)	2,029
Contract liabilities	19,017	8,714	(2,560)
Other liabilities	18,991	8,279	13,722
Cash generated from operating activities before interest and income taxes	272,144	172,678	163,636
Income taxes paid	(31,180)	(22,992)	(27,265)
Interest paid	(15,180)	(2,521)	(3,390)
Interest received	2,837	2,489	3,327
Net cash provided by operating activities	228,621	149,654	136,308
Cash flows from investing activities:
Payment of contingent considerations in relation to acquisitions	(1,745)	(6,922)	(5,465)
Proceeds from restricted cash, held in escrow			239
Government grant received			200
Government grants repaid		(200)	(136)
Payment for property and equipment and intangible assets	(27,860)	(32,292)	(33,684)
Proceeds from sale of property and equipment	82	120	367
Investment in fixed deposits	(75,977)	(27,899)	(26,532)
Proceeds from maturity of fixed deposits	43,258	31,336	30,698
Investment in marketable securities (long-term)		(78,823)
Marketable securities (purchased) / sold, net (short-term)	(37,410)	42,037	(12,761)
Profit on sale of marketable securities	2,657	1,497
Dividends received		32	3,570
Investment in mutual funds	(118)		(52)
Proceeds from redemption of mutual funds	125
Proceeds from maturity of fixed maturity plans ("FMPs")			100
Net cash used in investing activities	(96,988)	(71,347)	(43,583)
Cash flows from financing activities:
Payment of repurchase of shares	(63,737)	(56,417)	(39,546)
Proceeds from exercise of stock options			1,347
Repayment of long-term debt	(28,200)	(28,100)	(28,100)
Principal payment for lease liabilities	(20,793)
Payment of debt issuance cost			(354)
Purchase of equity of non-controlling interest			(52)
Excess tax benefit from share-based compensation expense	998	1,260	685
Net cash used in financing activities	(111,732)	(83,257)	(66,020)
Exchange difference on cash and cash equivalents	(8,416)	(9,435)	3,321
Net change in cash and cash equivalents	11,485	(14,385)	30,026
Cash and cash equivalents at the beginning of the year	85,444	99,829	69,803
Cash and cash equivalents at the end of the year	96,929	85,444	99,829
MTS HealthHelp Inc. [member]
Cash flows from investing activities:
Adjustment towards acquisition			(573)
Denali Sourcing Services Inc. [member]
Cash flows from investing activities:
Adjustment towards acquisition			446
Payment of contingent considerations in relation to acquisitions	(1,745)	(2,484)	(2,351)
Non-cash transactions: Investing activities
(i) Liability towards property and equipment and intangible assets purchased on credit	6,314	6,114	5,440
Value Edge Research Services Private Limited [member]
Non-cash transactions: Investing activities
(ii) Release of restricted cash, held in escrow	$ 1,535	1,535	$ 1,535
Hotel Beds Group SLU [member]
Cash flows from investing activities:
Acquisition of subsidiaries and businesses, net of cash acquired		$ (233)